Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued expenses and other current liabilities.
Schedule of accrued expenses and other current liabilities

	As of December 31,
(in thousands)	2022	2021
Research and development external project costs	$5,399	$983
Personnel-related expenses	1,903	161
Professional fees	486	425
Other	405	310
	$8,193	$1,879